                      SUPPLEMENT DATED SEPTEMBER 20, 2006
                                     TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 31, 2005
                         VAN KAMPEN SERIES FUND, INC.,
       AS PREVIOUSLY SUPPLEMENTED ON JANUARY 11, 2006, JANUARY 31, 2006,
        MARCH 21, 2006, APRIL 12, 2006, JULY 7, 2006 AND AUGUST 31, 2006

The Statement of Additional Information is hereby supplemented as follows:

     (1) Phillip G. Goff has resigned as Chief Financial Officer and Treasurer of the funds in the Fund Complex and all references to him in the Statement of Additional Information are hereby deleted.

     (2) Effective September 19, 2006, in the section entitled "DIRECTORS AND OFFICERS -- OFFICERS," the following is hereby added:

James W. Garrett (37)          Chief Financial Officer    Officer    Executive Director of Morgan
1221 Avenue of the Americas    and Treasurer              since      Stanley Investment Management.
New York, NY 10020                                        2006       Chief Financial Officer and
                                                                     Treasurer of Morgan Stanley
                                                                     Institutional Funds since 2002 and
                                                                     of Funds in the Fund Complex from
                                                                     January 2005 to August 2005 and
                                                                     since September 2006.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                      TRUSPTSAI2